Organization And Summary Of Significant Accounting Policies (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Exchange Rate [Line Items]
Israeli CPI Points	219.80	216.26	211.67
Israeli CPI Points, Change in period	1.6	2.2	2.7
US Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.733	3.821	3.549
Exchange rate, Change in period	(2.30%)	7.66%	(5.99%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.9206	4.938	4.738
Exchange rate, Change in period	(0.35%)	4.22%	(12.94%)